Long-Term Employee Benefit Liabilities - Company's Retirement Medical Benefits Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 667	$ 504
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	32	41
Interest cost	1	1
Actuarial losses (gains) and changes in actuarial assumptions	(1)	(7)
Benefits paid	(1)	(2)
Foreign exchange		(1)
Ending funded status	31	32
Current liability	2	2
Non-current liability	29	30
Net amount	31	32
Unrecognized past service costs	1	1
Unrecognized actuarial gains	11	11
Total amounts included in accumulated other comprehensive loss	12	12
Past service cost amortization	(1)	(1)
Net periodic benefit cost		1
Retirement Medical Benefits Plans [Member] | Net Periodic Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 1	$ 2